Income Taxes (Components of Federal Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Income Tax Expense (Benefit)	$ 2,566	$ 2,612	$ 2,683
Deferred Income Tax Expense (Benefit)	140	424	(104)
Current Income Tax Expense (Benefit), Total	2,706	3,036	2,579
Parent Company [Member]
Current Income Tax Expense (Benefit), Total	$ (88)	$ (74)	$ (290)